Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets:
Cash and due from banks	¥ 1,404,008	¥ 1,685,835
Interest-bearing deposits in other banks	44,268,731	46,485,086
Trading account assets	21,018,230	24,302,543
Other	5,276,004	5,731,634
Total	197,611,195	204,255,642	¥ 200,456,300
Liabilities and shareholders' equity:
Long-term debt	11,529,400	12,955,230
Other liabilities	5,932,706	4,705,595
Shareholders' equity	8,726,519	8,868,421
Total liabilities and equity	197,611,195	204,255,642
Parent Company
Assets:
Cash and due from banks	99,209	22,264
Interest-bearing deposits in other banks	1,158	1,227
Trading account assets		176,593
Investments in subsidiaries and affiliated companies	9,317,387	9,501,633
Long-term loans receivable from subsidiaries	5,110,248	3,969,015
Other	351,951	344,065
Total	14,879,953	14,014,797
Liabilities and shareholders' equity:
Short-term borrowings	945,505	1,083,135
Long-term debt	5,145,286	3,969,015
Other liabilities	62,643	94,226
Shareholders' equity	8,726,519	8,868,421
Total liabilities and equity	¥ 14,879,953	¥ 14,014,797